Securities Act Registration No. 333-73104

Investment Company Act Registration No. 811-10571

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 2	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 3	☒

BLUE CHIP INVESTOR FUND

(Exact Name of Registrant as Specified in Charter)

480 N. Magnolia Avenue, Suite 103 El Cajon, CA (Address of Principal Executive Offices)	92020 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (619) 588-9700

Ross C. Provence
Blue Chip Investor Fund
480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☐

immediately upon filing pursuant to paragraph (b)

☐

on (date) pursuant to paragraph (b)

☐

60 days after filing pursuant to paragraph (a)(1)

☐

on (date) pursuant to paragraph (a)(1)

☒

on 75 days after filing pursuant to paragraph (a)(2)

☐

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Blue Chip Investor Horizon Fund

Prospectus

___________, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Blue Chip Investor Horizon Fund

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

Table of Contents

The Fund

4

The Objective of the Fund

4

The Principal Investment Strategies and Policies of the Fund

4

The Investment Selection Process Used by the Fund

5

The Principal Risks of Investing in the Fund

6

Who Should Invest

7

Performance History

8

Costs of Investing in the Funds

9

Expense Example

9

Additional Investment Strategies and Risk Considerations

10

Who Manages the Fund

11

The Investment Adviser

11

How to Buy and Sell Shares

11

 Pricing of Fund Shares

12

Customer Identification Program

12

Investing in the Fund.

13

Minimum Investments

13

Types of Account Ownership.

14

Instructions For Opening and Adding to an Account.

15

Telephone and Wire Transactions

16

Automatic Investment Plans

17

Instructions For Selling Fund Shares

18

Additional Redemption Information

19

Shareholder Communications

21

Dividends and Distributions.

21

Taxes

22

Privacy Policy

23

Board Of Trustees

24

Other Fund Service Providers

24

Where To Go for Information

27

Statement of Additional Information

27

Prospectus 2

Your Guide

to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Blue Chip Investor Horizon Fund is appropriate for you.  Please read it carefully before investing and keep it on file for future reference.  To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares.  Each section is organized to help you quickly identify the information that you are looking for.  The first section, The Fund, tells you four important things about the Fund that you should know before you invest:

•

The Fund’s investment objective – what the Fund is trying to achieve.

•

The principal investment strategies of the Fund – how the Fund tries to meet its investment objective.

•

The Fund’s method of selecting investments – how the Fund chooses its primary investments.

•

Risks you should be aware of – the principal risks of investing in the Fund.

The other sections of the Prospectus – Who Manages the Fund and How to Buy and Sell Shares – provide you with information about the Fund’s management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

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The Fund

Blue Chip Investor Horizon Fund

The Objective of the Fund

•

The Blue Chip Investor Horizon Fund's objective is to achieve returns greater than three-to-five year bonds over an intermediate investment horizon with less risk than traditional equity investments.

The Principal Investment Strategies and Policies of the Fund

•

The Fund invests primarily in common stocks of medium-to-large capitalization companies.  The average market capitalization of the holdings will usually be larger than $5 billion.

•

The Fund's manager uses several techniques to reduce the portfolio's volatility including, but not limited to:

Options - The Fund may engage in option transactions involving individual securities and stock indexes.

Covered Call Options - The Fund may sell or  "write" covered call options against the stocks in the Fund's portfolio.

Put Option - The Fund may buy put options.

Short Sales - In a short sale, the Fund borrows securities from a broker and sells the borrowed securities.  Short positions may be part of a merger-arbitrage investment where the Fund will be long the stock of the company being acquired, and short the stock of the acquiring company.

[Side panel: THE FUND’S daily share price can be found at the Blue Chip Investor Horizon Fund’s Website at http://www.bcihorizonfund.com or by calling 1-877-59-FUNDS.]

[Side panel: THE FUND’S OBJECTIVE may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund’s objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: COMMON STOCK represents ownership of a business.]

[Side panel: VOLATILITY is a statistical measure of the tendency of a market or security to rise or fall sharply within a short period of time.  The Fund’s adviser uses several techniques to reduce the portfolio’s volatility, commonly referred to as “hedging”.

Prospectus 4

•

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.  The Fund normally focuses its investments in a core of less than 30 positions, and certain sectors are likely to be overweighted compared to others.

•

The Fund may borrow money to make additional portfolio investments.

•

The Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market funds and money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities.

The Investment Selection Process Used by the Fund

Check Capital Management Inc., the Fund's investment adviser, follows a value-oriented investment strategy to find growth companies trading at undervalued prices.  This investment technique applies a value approach to growth companies.

The Fund's adviser uses several approaches in analyzing the economic value of stocks, but considers the primary determinant of value to be a company's ability to generate growth of earnings.  The Adviser considers whether a stock is trading below estimates of intrinsic value, or worth, of the business.   Based upon the intrinsic value, a purchase price is determined.

The adviser believes the stock market, with its inherent volatility, irrationally underprices companies on a periodic basis.  The Adviser attempts to take advantage of such opportunities and purchase stocks of proven growth companies at undervalued prices.

The adviser then uses several techniques to mitigate risk and reduce the portfolio's volatility, commonly referred to as "hedging".  Hedging can be likened to purchasing insurance against the likelihood of an unfavorable event.  Options are one technique that the adviser uses to help reduce volatility.  Buying put options can help protect the Fund from a significant market decline over a short period of time. The value of a put option generally increases as stock prices decrease.  Selling covered call options generally

[Side panel: MUTUAL FUNDS GENERALLY emphasize either “growth” or “value” styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear unde priced according to certain financial measurements of their worth or business prospects. The growth prospects of a business are a component in determining its  value.  The Fund combines elements of both investment styles since it usually owns stocks of faster-than-average growth companies, but at prices below calculated  values.]

[Side panel: ALL MUTUAL FUNDS must elect to be “diversified” or “non-diversified.” As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund’s total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]

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reduces the Fund's volatility, and provides cash flow.  The Adviser may also use short selling to help reduce volatility and enhance returns.

The Fund's adviser allocates assets in proportions that reflect the Adviser's judgment of the potential returns and risks of each of the asset classes and investment techniques described above.  Stock market volatility, and economic strength and weakness, among other things, may cause the adviser to vary the allocation among asset classes and investment techniques.  In certain investment environments, the Adviser may use bonds or debt instruments as an alternative to equity positions.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money investing in the Fund.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

The Blue Chip Investor Horizon Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services.  You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services.  In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund.  Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally.  The value of the Fund's investments may increase or decrease more than the stock markets in general.

Covered Call Options

When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date).  If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price.  The option is "covered" because the Fund owns the stock at the time it sells the option.

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As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund.  The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.  However, selling the options will also limit the Fund's gain, if any, on the underlying securities.

Put Options

When the Fund buys a put option, the Fund has the right, but not the obligation, to sell the underlying stock at the predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date).  When the Fund buys a put option, the risk is the money paid for the option.  Buying put options will tend to reduce volatility of the Fund because the underlying stock can be sold at a predetermined price, which limits the downside risk in the underlying security until the option expires.  However, the put option may expire worthless if it is not exercised.

Short Sales

The Fund may sell stocks short.  In a short sale, the Fund sells stock it does not own and makes delivery with securities borrowed from a broker.  The Fund then becomes obligated to replace the borrowed security by purchasing the stock at the market price prior to the time of replacement.  This price may be more or less than the price at which the stock was sold by the Fund. If the price of the stock has gone up, the Fund will lose money. Until the stock is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan.  In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the stock sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Adviser may use short selling in connection with the Fund's merger arbitrage investments.  For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short.  Short sales will be made with the intention of later closing out ("covering") the short position with securities of the acquiring company received upon completion of the acquisition.  The Fund will be at risk if the acquisition is not completed.

Risks of Medium-Sized Companies

To the extent the Fund invests in the stocks of medium-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Medium-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of medium-sized  companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Medium-sized companies may have limited markets, product lines or financial resources and may lack management experience.

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Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified".  Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Adviser invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The sectors in which the Fund may be overweighted will vary.

Borrowing Risk

The Fund may borrow money in an amount not exceeding 33.3% of the Fund's total assets.  Borrowing magnifies the potential for gain or loss of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value.  This is the speculative factor known as leverage.

Management Risk

The Adviser's strategy may fail to produce the intended results.  Additionally, the Fund has no operating history.

Who Should Invest

The Fund may be suitable for you if:

•

You are seeking intermediate-term growth of capital – at least three years.

•

You can tolerate risks associated with common stock investments.

•

You are seeking a fund that emphasizes investments in a focused group of common stocks that are hedged.

Performance History

Although past performance in a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in a the Fund because it demonstrates how its returns have varied over time.  There is no performance information for the Fund since the Fund has not completed one full calendar year of operations as of the date of this prospectus.

Prospectus 8

Costs of Investing in the Fund

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

[Side Panel:  The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

Shareholder Fees

The Fund

(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases

None

Deferred Sales Charge (Load)

None

Sales Charge (Load) Imposed on Reinvested Dividends

None

Exchange Fee

None

Redemption Fee

None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees

1.00%

12b-1 Distribution Fees

None

Other Expenses

  Interest Expense(a)

0.10%

  Remainder of Other Expenses

1.00%

  Total Other Expenses

1.10%

Total Annual Fund Operating Expenses

2.10%

Fee Waiver/Expense Reimbursement(a)(b)

1.00%

Net Annual Fund Operating Expenses

1.10%

   (a) The Adviser estimates that interest expense will be approximately 0.10%, which would result in total operating expenses, after fee waiver and expense reimbursement, of 1.10%.

   (b) The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets for calendar years 2003 and 2004, and at 1.50% of its average daily net assets for calendar year 2005.

Prospectus 9

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year (except the first 2 years).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Side Panel: UNDERSTANDING EXPENSES: Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund’s assets in the form of management fees and service fees. Their effect is already factored into the Fund’s daily share price and returns.]

One Year

Three Years

Your costs:

The Fund

$ 112

$ 435

Additional Investment Strategies

and Risk Considerations

The Fund may invest in convertible securities including debt obligations and preferred stock of an issuer which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option" which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.  The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.  There is the risk that the value of the underlying common stock of the Fund's convertible security investments may fall below the price at which the Fund can exchange the security for the common stock.

The Fund may invest in bonds and other debt securities including high yield or "junk" bonds including convertible and non-convertible debt securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc., and securities that are not rated but are considered by the investment manager to be of similar quality (commonly called "junk"

Prospectus 10

bonds).   The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities.  Although junk bonds typically pay interest at higher rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments.

Who Manages the Fund

The Investment Adviser

Check Capital Management Inc. is the investment adviser of the Fund and has responsibility for the management of the Fund’s affairs, under the supervision of the Trust's Board of Trustees.  The Fund's investment portfolio is managed on a day-to-day basis by Steven Check.  Mr. Check has been the president and chief investment officer of Check Capital Management Inc. since its inception.

Check Capital Management Inc. was organized in 1987 and has been managing investment accounts and money since that time.  The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations.  The address of Check Capital Management Inc. is 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626.

Check Capital Management Inc. manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  The Adviser receives an annual investment management fee of 1.00% of the average daily net assets of the Fund.

Prospectus 11

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”).  The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

         Net Asset Value  =   Total Assets - Liabilities  /  Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open.  All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s Transfer Agent, Mutual Shareholder Services.  Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV.  The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund’s Board of Trustees.  The Fund may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Prospectus  12

Investing in the Fund

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application.  To request an application, call toll-free 1-877-59-FUNDS or visit our website at www.bluechipinvestorfund.com to download an application. Your minimum initial investment can be found in the table below.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL INSTITUTIONS: If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Minimum Investments

Initial

Additional

Regular Account

$5,000

   $100

Automatic Investment Plan

$5,000

   $100*

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in

Prospectus 13

the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•

Individual or Joint Ownership

Individual accounts are owned by one person.  Joint accounts have two or more owners.

•

A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

•

Trust

An established trust can open an account.  The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

•

Business Accounts

Corporation and partnerships may also open an account.  The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

Prospectus 14

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
By Mail	By Mail

Complete and sign the Shareholder Application.

Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail your application and check to:	Mail the slip and the check to:

Blue Chip Investor Horizon Fund c/o Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, Ohio 44141	Blue Chip Investor Horizon Fund c/o Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, Ohio 44141

By overnight courier, send to:

Blue Chip Investor Horizon Fund c/o Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, Ohio 44141

Prospectus 15

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
By Wire	By Wire

Call 1-877-59-FUNDS for instructions and to obtain an investor account number prior to wiring to the Fund.	Send your investment to Fifth Third Bank by following the instructions listed in the column to the left.

Send your investment to ______________ with these instructions:

•  ___________________

   Phone 1-800-________

•  ABA#: 00000000

•  Attn: Blue Chip Investor Horizon Fund

•  DDA# 00000000

•  Account Name (shareholder name)

   Include Social Security Number or Tax ID

•  Shareholder Account Number

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  In any instance where the Fund’s Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Prospectus 16

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you.  The account number must be included in the wiring instructions as set forth on the previous page.  The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information.  Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions.  If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day.  If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Purchases In Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Fund's adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities and other factors which the Fund's adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's net asset value.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account.  Your minimum initial investment is $5,000 if you select this option.  Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies.  These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

Prospectus 17

FOR INVESTING

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading.  Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent.  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request.  The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days.  This procedure is intended to protect the Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

•

The names(s) and signature(s) of all account owners.

•

Your account number.

•

The dollar or share amount you want to sell.

•

Where to send the proceeds.

•

Obtain a signature guarantee or other documentation, if required.

Mail your request to:	By overnight courier, send to:

Blue Chip Investor Horizon Fund c/o Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, Ohio 44141	Blue Chip Investor Horizon Fund c/o Mutual Shareholder Services 8869 Brecksville Road, Suite C Brecksville, Ohio 44141

Prospectus 18

By Telephone

• You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option.  Otherwise, you may redeem Fund shares by calling 1-877-59-FUNDS.  Redemption proceeds will only be mailed to your address of record.

• You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

• Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

• You may only redeem a maximum of $25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-877-59-FUNDS.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud.  A signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account.

•

If you request the redemption proceeds to be sent to a different address than that registered on the account.

•

If the proceeds are to be made payable to someone other than the account’s owner(s).

•

If a change of address request has been received by the Transfer Agent within the last 15 days.

•

If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide signature guarantees.

Prospectus 19

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law.  For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners.  Include the account number(s) and name(s) on the account and both the old and new addresses.  Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $5,000.  After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days.  If your account balance is still below $5,000 after 60 days, the Fund may close your account and send you the proceeds.  The right of redemption by the Fund will not apply if the value of your account balance falls below $5,000 because of market performance.  The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Prospectus 20

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements.  You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually.  Annual reports will include audited financial statements.  To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash.  Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to:

Blue Chip Investor Horizon Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

[Side panel :WHAT IS A REDEMPTION? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND: The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.]

Prospectus 21

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account).  Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares.  In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: “BUYING A DIVIDEND” If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend”. In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund’s distribution schedule before you invest.]

Prospectus 22

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Prospectus 23

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Other Fund Service Providers

Custodian

Custodial Trust Co.

Fund Administrator

Premier Fund Solutions Inc.

Independent Auditor

McCurdy & Associates CPA’s, Inc.

Investment Adviser

Check Capital Management Inc.

Legal Counsel

Thompson Hine LLP

Transfer Agent

Mutual Shareholder Services, LLC

Prospectus 24

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Prospectus 25

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Prospectus 26

Where To Go for Information

For shareholder inquiries, please call toll-free in the U.S. at 1-877-59-FUNDS.

You will also find more information about the Fund in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.  There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.

Blue Chip Investor Horizon Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

1-877-59-FUNDS

2.  Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy.  The SEC charges a fee for this service.  You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC

Washington D.C. 20549-0102

1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

BLUE CHIP INVESTOR HORIZON FUND

SEC file number 811-10571

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser.  This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 27

BLUE CHIP INVESTOR HORIZON FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

PART B

BLUE CHIP INVESTOR HORIZON FUND

STATEMENT OF ADDITIONAL INFORMATION

_______, 2003

         This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus of the Blue Chip Investor Horizon Fund dated ________, 2003. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling 1-877-59-FUNDS.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

INVESTMENT LIMITATIONS

THE INVESTMENT ADVISER

TRUSTEES AND OFFICERS

BOARD INTEREST IN THE TRUST

COMPENSATION

AUDIT COMMITTEE

PORTFOLIO TRANSACTIONS AND BROKERAGE

ADDITIONAL TAX INFORMATION

PRICING OF FUND SHARES

PURCHASES AND SALES THROUGH BROKER DEALERS

INVESTMENT PERFORMANCE

ANTI-MONEY LAUNDERING PROGRAM

CUSTODIAN

FUND SERVICES

ACCOUNTANTS

PROXY VOTING POLICIES

DESCRIPTION OF THE TRUST AND THE FUND

     The Blue Chip Investor Horizon Fund (the "Fund") was organized as a non-diversified series of Blue Chip Investor Fund (the "Trust"), formerly the Premier Funds, on _____________, 2003.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 1, 2001 (the "Trust Agreement").  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Blue Chip Investor Horizon Fund is one of two series currently authorized by the Trustees.  The investment adviser to the Fund is Check Capital Management Inc. (the "Adviser").

     The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares and Sell Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities.  The Fund may invest in equity securities such as Common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     B. Foreign Securities. There is no limitation to investing in foreign securities.  These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency.  The Adviser generally selects foreign securities on a stock-by-stock basis as described under “The Investment Selection Process Used by the Fund” on page 5.  Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

     C. Short Sales.  The Fund may sell a security short in anticipation of a decline in the market value of the security.  When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales).  Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     D. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     E. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

     F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S.  Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances.  However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

     H. Fixed Income Securities. Under normal market conditions, the Fund may invest in all types of fixed income securities.  The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

     Fixed income securities are subject to credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities.  They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns.  The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities.  Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

          (1)  Certificate of Deposit.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

          (2)  Time Deposits.   Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

          (3) Bankers' Acceptances.  Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

      K. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     L. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not\ preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans.  The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options.  The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

     5. Illiquid Investments.  The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Adviser is Check Capital Management Inc., located at 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626.  As the sole shareholder of the Adviser, Steve Check is regarded to control the Adviser for purposes of the 1940 Act.

     Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets for calendar year 2003 and 2004, and at 1.50% of its average daily net assets for calendar year 2005.

     The Adviser retains the right to use the name "Blue Chip Investor" or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Blue Chip Investor" or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     [The Management Agreement was approved by the Board of Trustees at a meeting held on September ____, 2003.  In determining whether to approve the Agreement, the Board reviewed the terms of the Agreement and the services to be provided by the Adviser.  The Adviser provided the Board with historical information and descriptions of the background and investment management experience of the Adviser’s professional staff.  The Board also reviewed and discussed the historical performance of the portfolios managed by the Adviser compared to the Standard and Poor’s 500 index.  The Board reviewed the Adviser’s balance sheet as of __________, 2003 and income statement for the _____ months ended ___________, 2003.  The Board concluded that the Adviser was sufficiently capitalized to meet its obligations to Fund.  The Board also compared the expense ratio of the Fund to other similar funds.  The Board then discussed the nature and quality of the services to be provided by the Adviser, reviewed the terms of the Management Agreement and were reminded by legal counsel of their fiduciary duties in approving the Agreement.  The representatives of the Adviser certified to the Board that the Adviser had adopted procedures reasonably designed to prevent violations of the Code of Ethics.  Based upon the information provided, it was the Board’s consensus that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interests of the Fund’s shareholders.- to be revised]

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

     The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Ross C. Provence*, (65) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	President and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).	2	Wireless Fund
Jeffrey R. Provence*, (33) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Secretary, Treasurer and Trustee	Since 2001	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). CEO, Premier Fund Solutions, Inc. (2001-Present).	2	Wireless Fund, Private Asset Management Funds, Sycuan Funds

* Ross C. Provence and Jeffrey R. Provence are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 due to their positions as officers of the trust.

     The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Allen C. Brown, (60) 222 West Madison Ave., El Cajon, California 92020	Trustee	Since 2001	Co-owner of Stebleton & Brown (1994 to current). Estate planning and business attorney (1970 to current).	2	Sycuan Funds
George Cossolias, CPA, (68) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Trustee	Since 2001	Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current).	2	Wireless Fund, Sycuan Funds

BOARD INTEREST IN THE TRUST

As of December 31, 2002, the Trustees owned the following amounts in the Trust:

Name of Trustee or Officer	Dollar Range of Securities In The Blue Chip Investor Horizon Fund	Aggregate Dollar Range of Securities In Trust
Ross C. Provence	None	None
Jeffrey R. Provence	None	None
Allen C. Brown	None	None
George Cossolias, CPA	None	None

COMPENSATION

     Trustee fees are paid by the Trust.  Each fund pays its pro rata share of Trustees fees and expenses. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund.  The following table provides information regarding Trustee compensation for the fiscal year ended December 31, 2002.

Name	Aggregate Compensation from Blue Chip Investor Horizon Fund	Total Compensation from Trust
Ross C. Provence	$0	$0
Jeffrey R. Provence	$0	$0
Allen C. Brown	$0	$1,000
George Cossolias	$0	$1,000

AUDIT COMMITTEE

The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Allen C. Brown and George Cossolias.  The Audit Committee reviews financial statements and other audit-related matters for the Trust and is responsible for the selection of the Independent Auditors.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor's independence. The Audit Committee did not meet in 2002 because it was formed in 2003.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Blue Chip Investor Horizon Fund may direct trades to certain brokers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

     The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  Capital loss carry forwards are available to offset future realized capital gains.  To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

PURCHASES AND SALES THROUGH BROKER DEALERS

     The Fund may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise “average annual total return,” “average annual total return (after taxes on distributions),” and “average annual total return (after taxes on distributions and redemption”.   “Average annual total return,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where

P = a hypothetical $1,000 initial investment

T = average annual total return

n = number of years

  ERV = ending redeemable value at the end of the

applicable period of the hypothetical $1,000

investment made at the beginning of the

applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The average annual total return (after taxes on distributions) is computed by finding the  average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATVD

Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return  (after taxes on distributions); "n" equals the number of years;  and  "ATVD" equals the ending  value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

     The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATVDR

     Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions and redemption); "n" equals the number of years; and "ATVDR" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemption.

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. As of the date of this SAI the Fund has not been in existence for one year.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Fund of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

     In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

     Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Fund equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,000).

ACCOUNTANTS

     The firm of McCurdy & Associates CPA’s, Inc. has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2003. McCurdy & Associates CPA’s, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts.
(d.1) Copy of Registrant's Management Agreement for the Blue Chip Investor Fund, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.
(d.2) Form of Management Agreement for the Blue Chip Investor Horizon Fund is included as Exhibit d.2.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.
(g.1) Copy of Registrant's Custodial Agreement, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.
(g.2) Copy of Amended Exhibit A of Registrant’s Custodial Agreement is included as Exhibit g.2.

(h) Other Material Contracts.
Accounting Services Agreement (h.1).  Copy of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.
(h.2) Copy of Amended Exhibit A of Registrant’s Accounting Services Agreement is included as Exhibit h.2.

Administration Servicing Agreement (h.3).  Copy of Registrant's Administration Servicing Agreement, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.
(h.4) Copy of Amended Exhibit A of Registrant’s Administration Servicing Agreement is included as Exhibit h.4.

(i) Legal Opinion.  (i.1) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.
(i.2) Consent of Thompson Hine LLP is included as Exhibit i.2.

(j) Other Opinions.  Consent of McCurdy & Associates CPA's is included as Exhibit J.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Copy of Registrant's Subscription Agreement between the Trust and the initial investor which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.  Copy of Registrant's Code of Ethics, which was filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, is hereby incorporated by reference.

(q) Powers of Attorney.  Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate with respect thereto, which were filed as an Exhibit to Registrant’s Post Effective Amendment No. 1, are hereby incorporated by reference.

Item 24. Control Persons.  As of September 1, 2003, the Adviser shared with certain of its advisory clients the power to vote, and investment discretion with respect to 76.23% of the outstanding shares of the Blue Chip Investor Fund.  As a result, the Adviser may be deemed to beneficially own these shares and may be deemed to control the Fund.  As the controlling shareholder, the Adviser could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  As sole shareholder of Check Capital Management, Inc., the Adviser to the Fund, Steve Check may be deemed to control both such entities.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) Check Capital Management Inc., 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626 ("Check Capital Management") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Check Capital  Management  during the past two years - None.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts,  books and documents  required to be maintained by the  Registrant pursuant to Section 31(a) of the Investment  Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Registrant at 480 North Magnolia Ave. Suite 103, El Cajon, CA 92020 and the Transfer Agent at 8869 Brecksville  Road,  Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's  Custodian are maintained at the office of the Custodian, Custodial Trust Co., 101 Carnegie Center, Princeton, New Jersey 08540.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California on the 12th day of September, 2003.

BLUE CHIP INVESTOR FUND

By:  /s/ Ross C. Provence

        Ross C. Provence, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Ross C. Provence

09/12/03

Ross C. Provence

Trustee
                                                                                        President

/s/ Jeffrey R. Provence

09/12/03

Jeffrey R. Provence

Trustee

Secretary

Treasurer

________________________

_______

Allen C. Brown*

Trustee

________________________

_______

George Cossolias*

Trustee

* By:

  /s/ Jeffrey R. Provence

  Jeffrey R. Provence, Attorney-In-Fact

Date: September 12, 2003

EXHIBIT INDEX

1. Form of Management Agreement for the Blue Chip Investor Horizon Fund

EX-99.23.d.2

2. Amended Exhibit A to Custodial Agreement

EX-99.23.g.2

3. Amended Exhibit A to Accounting Services Agreement

EX-99.23.h.2

4. Amended Exhibit A to Administration Servicing Agreement

EX-99.23.h.4

5. Consent of Legal Counsel (Thompson Hine LLP)

EX-99.23.i.2

6. Consent of Accountants (McCurdy & Associates CPA's, Inc.)

EX-99.23.j